Financial Risk and Insurance Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management [Abstract]
Summary of Actual Amount of the Cost of Service
The table below shows the actual amount of the cost of service in the Oncosalud Peru segment and includes the general healthcare plan called “Auna Salud.” It also shows a sensitivity analysis for the most relevant variables affecting this cost: the frequency (number of patients / number of plan members) and the average cost per patient.

In thousands of soles		Frequency	Frequency	Average cost per patient	Average cost per patient	Combined	Combined
2025
Change %		+5%	+10%	+5%	+10%	+5%	+10%
Cost of segment Oncosalud Peru	611,666	642,249	672,833	642,249	672,833	674,362	740,116
Frequency	4.40%	4.62%	4.84%	4.40%	4.40%	4.62%	4.84%
Average cost per patient	9.76	9.76	9.76	10.24	10.73	10.24	10.73
# of plan members	1,424,695	1,424,695	1,424,695	1,424,695	1,424,695	1,424,695	1,424,695

In thousands of soles		Frequency	Frequency	Average cost per patient	Average cost per patient	Combined	Combined
2024
Change %		+5%	+10%	+5%	+10%	+5%	+10%
Cost of segment Oncosalud Peru	586,391	615,711	645,030	615,711	645,030	646,496	709,533
Frequency	4.29%	4.50%	4.72%	4.29%	4.29%	4.50%	4.72%
Average cost per patient	10.01	10.01	10.01	10.51	11.02	10.51	11.02
# of plan members	1,365,028	1,365,028	1,365,028	1,365,028	1,365,028	1,365,028	1,365,028

In thousands of soles		Frequency	Frequency	Average cost per patient	Average cost per patient	Combined	Combined
2023
Change %		+5%	+10%	+5%	+10%	+5%	+10%
Cost of segment Oncosalud Peru	502,807	527,947	553,088	527,947	553,088	554,345	608,396
Frequency	4.49%	4.71%	4.94%	4.49%	4.49%	4.71%	4.94%
Average cost per patient	8.82	8.82	8.82	9.26	9.70	9.26	9.70
# of plan members	1,270,930	1,270,930	1,270,930	1,270,930	1,270,930	1,270,930	1,270,930

Summary of Profit Loss Changes in Relevant Variable
As of December 31, 2025, 2024 and 2023, reasonably possible changes in the most relevant variable of 5% and 10% could affect profit or loss by amounts shown below:

In thousands of soles	Fluctuations in variables (%)	2025	2024	2023
		Profit for the year	Profit for the year	Profit for the year
Frequency	5	(30,583)	(29,320)	(25,140)
Frequency	10	(61,167)	(58,639)	(50,281)
Average cost per patient	5	(30,583)	(29,320)	(25,140)
Average cost per patient	10	(61,167)	(58,639)	(50,281)
Combined	5	(62,696)	(60,105)	(51,538)
Combined	10	(128,450)	(123,142)	(105,589)

Summary of Assets and Liabilities of Exchange Risk
As of December 31, the Group has the following assets and liabilities stated in U.S. dollars, COP and MXN:

In thousands of	2025			2024			2023
	US$	COP	MXN	US$	COP	MXN	US$	COP	MXN
Assets
Cash and cash equivalents	3,220	94,746,450	563,766	14,629	67,383,971	156,086	19,545	68,198,988	101,537
Trade accounts receivable	3,035	747,017,945	749,693	2,501	732,206,977	506,029	2,349	592,832,974	573,760
Other assets	2,270	107,911,311	158,746	2,033	67,499,144	62,643	1,431	53,926,570	46,428
Derivative financial instruments	16,092	—	—	16,185	—	37,005	22,175	—	—

	24,617	949,675,706	1,472,205	35,348	867,090,092	761,763	45,500	714,958,532	721,725

Liabilities
Loans and borrowings	(470,484)	(254,315,344)	(7,724,113)	(484,903)	(843,882,862)	(6,863,633)	(572,514)	(713,312,165)	(5,263,563)
Lease liabilities	(17,956)	(40,551,800)	(12,716)	(29,068)	(51,441,394)	—	(18,335)	(53,098,486)	—
Trade accounts payable	(20,851)	(531,086,731)	(928,907)	(20,069)	(513,900,964)	(665,868)	(14,122)	(426,350,789)	(340,669)
Other accounts payable	(2,597)	(86,596,625)	(381,164)	(4,740)	(136,340,317)	(484,050)	(26,479)	(308,351,354)	(948,193)
Derivative financial instruments	—	—	(334,965)	(1,034)	—	(210,787)	—	—	—

	(511,888)	(912,550,500)	(9,381,865)	(539,814)	(1,545,565,537)	(8,224,338)	(631,450)	(1,501,112,794)	(6,552,425)

Liability position, net	(487,271)	37,125,206	(7,909,660)	(504,466)	(678,475,445)	(7,462,575)	(585,950)	(786,154,262)	(5,830,700)

Summary of Translate the Balances of Assets and Liabilities
As of December 31, the exchange rate, used by the Group to translate the balances of assets and liabilities into foreign currency, has been published by the Peruvian Banking, Insurance and Pension Plan Agency (SBS), as follows:

In soles	2025	2024	2023
US$ 1 - Exchange rate - Buy (assets)	3.358	3.758	3.705
US$ 1 - Exchange rate - Sale (liabilities)	3.368	3.770	3.713
COP 1 - Exchange rate	0.000891	0.000854	0.000957
MXN 1- Exchange rate	0.186734	0.182513	0.219083

Summary of Financial Instruments Denominated in Foreign Currency
As of December 31, 2025, 2024 and 2023, a reasonably possible strengthening (weakening) of the U.S. dollar against the Peruvian Sol, COP and MXN at December 31 would have affected the measurement of financial instruments denominated in a foreign currency and affected equity and profit or loss by the amounts shown below:

In thousands of soles	Fluctuations in exchange rates (%)	2025		2024		2023
		Profit or loss for the fiscal year	Other comprehensive income	Profit or loss for the fiscal year	Other comprehensive income	Profit or loss for the fiscal year	Other comprehensive income
Weakening	5	84,771	(2,702)	97,959	(2,847)	112,908	(4,108)
Weakening	10	169,541	(5,404)	195,919	(5,694)	225,815	(8,216)
Strengthening	5	(84,771)	2,702	(97,959)	2,847	(112,908)	4,108
Strengthening	10	(169,541)	5,404	(195,919)	5,694	(225,815)	8,216

Summary of Interest Rates Affected on Profit or loss
As of December 31, 2025 and 2024, a reasonably possible strengthening (weakening) of interest rates as of December 31 would have affected results by the amounts shown below:

In thousands of Soles	Fluctuations in interest rates (%)	2025	2024
		Profit or (loss) for the fiscal year	Profit or (loss) for the fiscal year
Decrease	5	103,668	165,270
Decrease	10	207,337	330,642
Increase	5	(103,668)	(165,167)
Increase	10	(207,337)	(330,232)

Summary of Credit Risk of Trade Accounts Receivable
As of December 31, the exposure to credit risk of trade accounts receivable was the following:

In thousands of soles	2025	2024	2023
Peru	294,667	285,716	199,527
Colombia	727,942	662,272	580,450
México	144,512	96,533	126,657

	1,167,121	1,044,521	906,634

Summary of Financial Liabilities Classified Per Maturity Based on Contractual Period
The following table analyzes the Group’s financial liabilities classified per maturity based on the remaining contractual period as of the date of the consolidated statement of financial position. The amounts disclosed are contractual cash flows.

In thousands of soles	Carrying amount	Contractual cash flows	Less than 1 year	From 1 to 2 years	From 3 to 5 years	More than 5 years
2025
Trade accounts payable	1,054,845	1,054,845	1,053,395	1,450	—	—
Other accounts payable (*)	284,160	397,343	81,168	41,111	91,840	183,224
Loans and borrowings (**)	3,532,510	5,133,067	610,333	549,615	2,467,501	1,505,618
Lease liabilities (**)	123,519	161,632	37,252	39,287	47,362	37,731
Derivative financial instruments	62,550	74,027	23,542	21,506	28,979	—

	5,057,584	6,820,914	1,805,690	652,969	2,635,682	1,726,573

2024
Trade accounts payable	934,006	934,006	931,265	2,741	—	—
Other accounts payable (*)	148,155	174,601	83,955	36,820	53,826	—
Loans and borrowings (**)	3,619,774	5,048,548	1,041,977	650,674	3,288,042	67,855
Lease liabilities (**)	147,888	198,425	43,275	38,391	68,084	48,675
Derivative financial instruments	42,370	51,226	15,895	15,932	19,399	—

	4,892,193	6,406,806	2,116,367	744,558	3,429,351	116,530

2023
Trade accounts payable	753,255	753,255	749,349	3,906	—	—
Other accounts payable (*)	459,606	465,466	248,769	65,109	151,588	—
Loans and borrowings (**)	3,761,582	5,557,229	785,301	821,223	2,821,724	1,128,981
Lease liabilities (**)	158,045	218,196	44,295	40,231	73,425	60,245

	5,132,488	6,994,146	1,827,714	930,469	3,046,737	1,189,226

(*)	They do not include taxes payable, remunerations and other benefits payable.
(**)	They include contractual interest.

Summary of Leverage Ratio
During the year ended December 31, 2025, 2024 and 2023, the Group’s strategy was to maintain a leverage ratio not higher than 1.0. Based on this strategy, the Group maintains a leverage ratio of 0.64 in 2025 (0.68 and 0.66 in 2024 and 2023, respectively) as shown below:

In thousands of soles	2025	2024	2023
Total loans and borrowings	3,532,510	3,619,774	3,761,582
Less: Cash and cash equivalents	(335,441)	(235,745)	(241,133)

Net debt (A)	3,197,069	3,384,029	3,520,449

Plus: Total equity	1,766,356	1,622,940	1,776,566

Total adjusted equity (B)	4,963,425	5,006,969	5,297,015

Leverage ratio (A)/(B)	0.64	0.68	0.66

Summary of Financial Assets and Financial Liabilities Measured at FairValue	It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

	Carrying amount					Fair value
In thousands of soles	FVOCI – debt instruments	Fair value hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
As of December 31, 2025
Financial assets measured at fair value
Other investments	30,939	—	—	—	30,939	30,939	—	—	30,939
Derivative financial instruments	—	54,036	—	—	54,036	—	54,036	—	54,036

	30,939	54,036	—	—	84,975	30,939	54,036	—	84,975

Financial assets not measured at fair value
Cash and cash equivalents	—	—	335,441	—	335,441	—	—	—	—
Trade accounts receivable	—	—	1,043,278	—	1,043,278	—	—	—	—
Other assets (*)	—	—	40,961	—	40,961	—	—	—	—

	—	—	1,419,680	—	1,419,680	—	—	—	—

Financial liabilities measured at fair value
Derivative financial instruments	—	62,550	—	—	62,550	—	62,550	—	62,550
Liability for purchase of non-controlling interest	—	—	—	71,722	71,722	—	—	71,722	71,722

	—	62,550	—	71,722	134,272	—	62,550	71,722	134,272

Financial liabilities not measured at fair value
Loans and borrowings	—	—	—	3,532,510	3,532,510	—	3,706,441	—	3,706,441
Lease liabilities	—	—	—	123,519	123,519	—	—	—	—
Trade accounts payable	—	—	—	1,054,845	1,054,845	—	—	—	—
Other accounts payable (**)	—	—	—	212,438	212,438	—	—	—	—

	—	—	—	4,923,312	4,923,312	—	3,706,441	—	3,706,441

(*)	They do not include taxes receivable and prepayments.
(**)	They do not include taxes payable, prepayments and labor liabilities .

	Carrying amount					Fair value
In thousands of soles	FVOCI – debt instruments	Fair value hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
As of December 31, 2024
Financial assets measured at fair value
Other investments	100,510	—	—	—	100,510	100,510	—	—	100,510
Derivative financial instruments	—	67,472	—	—	67,472	—	67,472	—	67,472

	100,510	67,472	—	—	167,982	100,510	67,472	—	167,982

Financial assets not measured at fair value
Cash and cash equivalents	—	—	235,745	—	235,745	—	—	—	—
Trade accounts receivable	—	—	962,457	—	962,457	—	—	—	—
Other assets (*)	—	—	42,063	—	42,063	—	—	—	—

	—	—	1,240,265	—	1,240,265	—	—	—	—

Financial liabilities measured at fair value
Derivative financial instruments	—	42,370	—	—	42,370	—	42,370	—	42,370

	—	42,370	—	—	42,370	—	42,370	—	42,370

Financial liabilities not measured at fair value
Loans and borrowings	—	—	—	3,619,774	3,619,774	—	3,768,101	—	3,768,101
Lease liabilities	—	—	—	147,888	147,888	—	—	—	—
Trade accounts payable	—	—	—	934,006	934,006	—	—	—	—
Other accounts payable (**)	—	—	—	148,155	148,155	—	—	—	—

	—	—	—	4,849,823	4,849,823	—	3,768,101	—	3,768,101

(*)	They do not include taxes receivable and prepayments.
(**)	They do not include taxes payable, prepayments and labor liabilities .

	Carrying amount					Fair value
In thousands of soles	FVOCI – debt instruments	Fair value hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
As of December 31, 2023
Financial assets measured at fair value
Other investments	93,421	—	—	—	93,421	93,421	—	—	93,421
Derivative financial instruments	—	82,213	—	—	82,213	—	82,213	—	82,213

	93,421	82,213	—	—	175,634	93,421	82,213	—	175,634

Financial assets not measured at fair value
Cash and cash equivalents	—	—	241,133	—	241,133	—	—	—	—
Trade accounts receivable	—	—	861,336	—	861,336	—	—	—	—
Other assets (*)	—	—	35,798	—	35,798	—	—	—	—

	—	—	1,138,267	—	1,138,267	—	—	—	—

Financial liabilities measured at fair value
Contingent consideration	—	—	—	64,008	64,008	—	—	64,008	64,008
Put liability	—	—	—	121,636	121,636	—	—	121,636	121,636

	—	—	—	185,644	185,644	—	—	185,644	185,644

Financial liabilities not measured at fair value
Loans and borrowings	—	—	—	3,761,582	3,761,582	—	3,930,474	—	3,930,474
Lease liabilities	—	—	—	158,045	158,045	—	—	—	—
Trade accounts payable	—	—	—	753,255	753,255	—	—	—	—
Other accounts payable (**)	—	—		273,962	273,962	—	—	—	—

	—	—	—	4,946,844	4,946,844	—	3,930,474	—	3,930,474

(*)	They do not include taxes receivable and prepayments.
(**)	They do not include taxes payable, prepayments and labor liabilities .

Summary of Contingent Consideration and Put Liability	As of December 31, 2025 and 2024 the contingent consideration does not have effect.

	December 31, 2023
In thousands of soles	Increase	Decrease
Contingent consideration	Profit or loss
Expected cash flows (10% movement)	(7,005)	7,005
Risk-adjusted discount rate (1% movement (100 bps))	(469)	469

Put liability	Other comprehensive loss
Expected cash flows (10% movement)	(2,227)	2,227
Risk-adjusted discount rate (1% movement (100 bps))	—	—